Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

Note 8 — INVENTORIES

The inventories consist of the following:

	December 31, 2024	December 31, 2023
Raw materials	$149,435	$1,882,987
Finished goods	657,386	29,070,596
Inventories	$806,821	$30,953,583

As of December 31, 2024, the Company's principal inventory items were gold raw materials and gold jewelry. Due to the high volatility of gold, the Company has an inventory reserve of $31,319. And no reserve was made for inventory as of 2023.